Financial instruments (Fair value of financial instruments) (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt, carrying amount	$ 12,569	$ 10,828
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt, fair value	$ 13,316	$ 12,164